Schedule of Investments (unaudited) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 88.9%

Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 06/01/20	$1,000	$1,023,420
Tuscaloosa City Board of Education, RB, 5.00%, 08/01/20	225	231,552

		1,254,972

Alaska — 1.9%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 01/01/21	3,200	3,337,664
Series C, 5.00%, 01/01/21	2,500	2,607,625

		5,945,289

Arizona — 0.8%
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20	1,300	1,336,400
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,039,780

		2,376,180

California — 4.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(a)	815	842,009
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT, 5.00%, 01/01/20	550	554,758
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,118,930
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 05/01/20	10,000	10,222,500

		12,738,197

Colorado — 1.2%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	719,891
Series B, 5.00%, 12/01/20	1,335	1,392,832
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 2.70%, 12/01/19(b)	268	268,236
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project, 4.00%, 08/15/20	150	153,123
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project(c):
4.00%, 12/01/19	555	557,203
4.00%, 12/01/20	580	596,165

		3,687,450

Security	Par (000)	Value

Florida — 2.9%
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(d)	$2,500	$2,501,550
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,421,613
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	500	512,560
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49(d)	3,050	3,051,796
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(e)(f)(g)	2,980	1,482,550

		8,970,069

Georgia — 1.9%
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement — Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	5,525	5,913,573

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	250	256,205
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,228,342

		1,484,547

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,280,432
5.00%, 11/15/20	1,440	1,496,880

		2,777,312

Illinois — 12.0%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/20	1,000	1,020,810

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, 5.00%, 01/01/20	$1,000	$1,006,150
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	960	962,170
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,042,800
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 06/15/22(h)	13,455	12,654,293
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 06/01/20	10,000	10,254,800
State of Illinois, GO, 5.00%, 07/01/20	4,055	4,142,547
State of Illinois, RB, Series B, 5.00%, 06/15/20	1,485	1,488,401
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/20	4,145	4,196,978

		36,768,949

Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	626,784
Northern Indiana Commuter Transportation District, RB, 5.00%, 07/01/20	620	635,568

		1,262,352

Kansas — 1.5%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20(h)	2,080	1,994,304
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C:
5.25%, 11/15/19(a)	55	55,250
5.25%, 11/15/20	2,445	2,456,101

		4,505,655

Kentucky — 1.5%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A(c):
3.50%, 12/01/20	2,115	2,160,430
5.00%, 12/01/20	1,430	1,485,327

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project, 0.00%, 07/01/20(h)	$1,000	$983,670

		4,629,427

Louisiana(d) — 1.8%
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 1.42%, 08/01/50	5,500	5,500,000

Maryland — 1.1%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, 5.00%, 06/15/20	275	280,877
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project, 5.00%, 07/01/20	500	513,155
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(c)	395	404,761
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 06/01/20	640	650,496
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 5.50%, 01/01/21(c)	1,335	1,404,126

		3,253,415

Massachusetts — 3.5%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, Series A-1, 1.50%, 03/01/30(d)	9,600	9,600,000
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/20	1,000	1,008,500

		10,608,500

Michigan — 4.4%
City of Detroit Michigan, GO, Unlimited Tax, 5.00%, 04/01/20	1,000	1,012,080
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 09/01/20	1,500	1,510,470
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 05/15/20(c)	565	577,063
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 07/01/20	1,000	1,016,260

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT:
5.00%, 11/01/19	$1,940	$1,944,966
5.00%, 11/01/20	1,800	1,861,110
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 07/01/20	1,000	1,026,580
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	337,288
Series 2-A, 4.00%, 10/15/20	1,205	1,238,198
State of Michigan Trunk Line Revenue, Refunding RB:
5.00%, 11/01/20	1,000	1,002,910
5.00%, 11/01/21	2,000	2,005,800

		13,532,725

Minnesota(d) — 2.5%
Minnesota Housing Finance Agency, Refunding RB, VRDN, S/F, Residential Housing Finance (Ginnie Mae, Fannie Mae & Freddie Mac), 1.49%, 01/01/42	7,500	7,500,000

Mississippi — 0.3%
Mississippi Development Bank, Refunding RB, Series A (AGM), 5.00%, 03/01/20	1,035	1,048,910

Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 09/01/20	3,000	3,094,680
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	518,895

		3,613,575

Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/20	3,500	3,598,315

Nevada — 1.9%
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 08/01/20	1,030	1,052,207
County of Clark Nevada Department of Aviation, Refunding ARB, Las Vegas McCarran International Airport, Series B, 5.00%, 07/01/20	1,000	1,026,870

Security	Par (000)	Value

Nevada (continued)
Washoe County School District, GO, School Improvement, Series C, 5.00%, 10/01/20	$3,695	$3,824,990

		5,904,067

New Jersey — 6.9%
County of Atlantic New Jersey, GO, Refunding, (BAM), 3.00%, 10/01/20	2,740	2,780,552
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,562,295
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 07/01/20	250	255,988
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/20	2,500	2,558,550
Provident Group Montclair (AGM), 4.00%, 06/01/20	105	106,455
School Facilities, Series GG, 5.00%, 09/01/22	2,000	2,093,220
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,289,293
New Jersey Educational Facilities Authority, Refunding RB, Seton Hall University, Series D, 5.00%, 07/01/20	650	668,850
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,578,748
5.00%, 12/01/20	2,900	3,014,637
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/20	2,000	2,046,840

		20,955,428

New York — 4.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper NY, Inc. Project, AMT, 3.75%, 01/01/20(b)	95	95,508
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/20	450	457,132
Metropolitan Transportation Authority, RB, BANS Transportation, Series A, 4.00%, 02/03/20	5,000	5,040,650
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 02/01/29(d)	3,000	3,007,290
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 01/01/20	875	883,172

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	$3,500	$3,579,625
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,040	1,063,338
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	230	234,858

		14,361,573

North Carolina — 1.6%
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 01/01/20	5,000	5,044,250

Ohio — 0.6%
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 12/31/19	830	835,785
5.00%, 06/30/20	1,000	1,021,050

		1,856,835

Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 09/01/22	1,100	1,181,323

Pennsylvania — 7.8%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A:
4.00%, 12/01/19	840	842,436
4.00%, 12/01/20	870	886,286
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series B, 5.00%, 07/01/20	1,450	1,487,555
Commonwealth of Pennsylvania, GO, Refunding, First Series, 5.00%, 08/15/20	1,000	1,031,460
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Project, 4.00%, 01/01/20	1,000	1,004,660
Montgomery County IDA, Refunding RB, Albert Einstein Healthcare, Series A, 5.00%, 01/15/20	1,400	1,413,678
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project:
5.00%, 12/31/20	3,830	3,971,135
AMT, 5.00%, 06/30/20	295	301,570

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	$2,175	$2,223,524
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services(c):
4.00%, 10/01/19	590	590,041
4.00%, 10/01/20	1,210	1,233,038
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 05/01/20(c)	1,480	1,512,323
Drexel University, 5.00%, 05/01/20	95	96,873
University Properties, Inc., 4.00%, 07/01/20	450	454,145
Widener University, 5.00%, 07/15/20	600	612,798
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	460,005
2.55%, 04/01/20	850	853,799
2.65%, 10/01/20	865	873,339
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/20	1,500	1,536,345
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 07/15/20	995	1,020,134
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/20	350	362,205
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project, 4.00%, 07/01/20	465	469,427
Westmoreland County Municipal Authority, Refunding RB (BAM):
3.00%, 08/15/20	110	111,537
5.00%, 08/15/20	355	366,072

		23,714,385

Rhode Island — 3.0%
Rhode Island Commerce Corp., Refunding RB, Rhode Island Department of Transportation, Series A, 5.00%, 06/15/20	3,465	3,551,972

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/20	$1,500	$1,531,245
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	3,992,411

		9,075,628

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 07/01/20(c)	2,000	2,051,680

Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	240,014
5.00%, 10/01/20	325	335,309

		575,323

Texas — 11.2%
Central Texas Regional Mobility Authority, Refunding RB:
5.00%, 01/01/20	620	624,693
Senior Lien, 5.75%, 01/01/20	1,140	1,150,716
Central Texas Turnpike System, RB, CAB(h):
(AMBAC), 0.00%, 08/15/21(c)	1,825	1,774,776
Series A (AMBAC), 0.00%, 08/15/21	6,165	5,991,147
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/42(d)	1,000	1,017,630
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	3,000	3,075,180
Subordinate Lien, Series B, 5.00%, 07/01/20	250	256,820
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 07/01/20	5,000	5,100,250
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	3,836,666
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 05/15/20	5,000	5,110,300

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/20	$415	$416,926
4.00%, 04/01/20	585	587,714
4.00%, 04/01/20	180	181,327
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,190,800

		34,314,945

Virginia — 1.3%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,079,620
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 07/01/20	1,500	1,539,930
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 07/01/20(b)	335	342,099

		3,961,649

Washington — 2.4%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,736,352
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	258,773
5.00%, 10/01/42(d)	4,000	4,277,480

		7,272,605

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, ThedaCare, Inc., 5.00%, 12/15/20	250	260,190

Total Long-Term Investments — 88.9% (Cost — $268,793,753)		271,499,293

Short-Term Securities — 10.1%

Commercial Paper — 9.9%
City of Memphis Tennessee, 1.33%, 11/05/19	12,800	12,797,085
County of Miami-Dade Florida, 1.38%, 11/06/19	7,500	7,498,322

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
University of Colorado, 1.34%, 10/08/19	$10,000	$9,999,201

Total Commercial Paper — 9.9% (Cost — $30,300,000)		30,294,608

	Shares

Money Market Fund — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.35%(i)(j)	619,955	620,017

Total Money Market Fund — 0.2% (Cost — $619,955)		620,017

Total Short-Term Securities — 10.1% (Cost — $30,919,955)		30,914,625

Total Investments — 99.0% (Cost — $299,713,708)		302,413,918

Other Assets Less Liabilities — 1.0%		3,120,608

Net Assets Applicable to Common Shares — 100.0%		$305,534,526

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Zero-coupon bond.
(i)	Annualized 7-day yield as of period end.

(j)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	102,787	517,168	619,955	$620,017	$82,727	$(442)	$58

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GO	General Obligation Bonds

IDA	Industrial Development Authority

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

VRDN	Variable Rate Demand Notes

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$270,016,743	$1,482,550	$271,499,293
Short-Term Securities	620,017	30,294,608	—	30,914,625

	$620,017	$300,311,351	$1,482,550	$302,413,918

(a)	See above Schedule of Investments for values in each state or political subdivision. Investments categorized as Level 2 and 3 are included in state or political subdivision.